Financial Instruments (Schedule Of Fair Values Of Derivative Contracts Outstanding) (Details) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
Financial Instruments [Line Items]
Collateral balance posted	$ 53
Fair value of long-term debt	5,276	5,292
Fair value of long-term debt compared with carrying value	673	635
Foreign Currency Derivatives [Member]
Financial Instruments [Line Items]
Fair value of derivative ASSETS	17	67
Fair value of derivative LIABILITIES	(48)	(50)
Commodity Derivatives [Member]
Financial Instruments [Line Items]
Fair value of derivative ASSETS		31
Fair value of derivative LIABILITIES	(83)	(3)
Maximum [Member]
Financial Instruments [Line Items]
Collateral balance could have been required to post	$ 116